Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	EDWARD JONES MONEY MARKET FUND
Entity Central Index Key	0000314650
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jul. 01, 2025